Label	Element	Value
Market Vectors ChinaAMC SME-ChiNext ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001137360_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated July 22, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors ChinaAMC SME-ChiNext ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Principal Investment Strategies” is revised by replacing the third and fourth paragraphs of that section with the following:

A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and certain foreign investors, including principally those that have been approved as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) or a Qualified Foreign Institutional Investor (“QFII”). A RQFII or QFII license may be obtained by application to the China Securities Regulatory Commission (“CSRC”). After obtaining a RQFII or QFII license, the RQFII or QFII would also apply to China’s State Administration of Foreign Exchange (“SAFE”) for a specific aggregate dollar amount investment quota in which the RQFII or QFII can invest in A-shares. The Fund may also invest in A-shares listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program between the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Fund’s direct investment in A-shares will be limited to the RQFII or QFII quota and by the aggregate investment quotas, including daily quotas, that limit total purchases and/or sales through Stock Connect. Investment companies are not currently within the types of entities that are eligible for a RQFII or QFII license.

The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via the A-share quota granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by SAFE (“RQFII quota”) and may also invest through Stock Connect. The Sub-Adviser has obtained RQFII status and has been granted an RQFII quota, which the Sub-Adviser will use to invest the portion of the Fund’s assets allocated to it by the Adviser in A-shares. At such time that the Sub-Adviser has utilized its entire RQFII quota, the Sub-Adviser may, subject to applicable regulations, apply for an increase of the RQFII quota. The size of the Fund’s direct investment in A-shares will be limited by the size of the RQFII quota of the Sub-Adviser unless the Fund is able to enter into another sub-advisory agreement with another sub-adviser who has an RQFII quota. Assets not allocated to the Sub-Adviser for investment directly in A-shares will be managed by the Adviser for investment through Stock Connect.

The section captioned “Principal Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the first three sentences of that section with the following:

The Index is comprised of A-shares. In seeking to replicate the Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII quota. Because the Fund will not be able to invest directly in A-shares in excess of the Sub-Adviser’s RQFII quota and beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-sharesmay be limited.

The section captioned “Principal Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the third paragraph of that section with the following:

Specific rules governing taxes on capital gains derived by RQFIIs and QFIIs from the trading of PRC securities have yet to be announced. In the absence of specific rules, the tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota should be governed by the general PRC tax provisions and provisions applicable to RQFIIs. Under these provisions, the Fund is generally subject to a tax of 10% on any dividends, distributions and interest it receives from its investment in PRC securities. In addition, a nonresident enterprise is subject to withholding tax at a rate of 10% on its capital gains. Withholding taxes on dividends, interest and capital gains may be taxed at a reduced rate under an applicable tax treaty, but the application of such treaties for an RQFII acting on behalf of a foreign investor (i.e., the Sub-Adviser acting on behalf of the Fund) is also uncertain and would depend upon the approval of PRC tax authorities. It is also unclear how China’s business tax may apply to activities of an RQFII such as the Sub-Adviser and how such application may be affected by tax treaty provisions. While it is unclear whether this tax will be applied to investments by an RQFII such as the Sub-Adviser or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted for a period of three years. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments in “land-rich”enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC, to apply towards withholding tax liability. The tax reserve was reflected in the Fund’s daily NAV calculations as a deduction from the Fund’s NAV. If the PRC were to begin applying tax rules regarding the taxation of capital gains from A-shares investment to RQFIIs, such as the Sub-Adviser, and/or begin collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub- Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

The section captioned “Principal Risks of Investing in the Fund” is revised by adding the following risk factor as the third risk factor of that section:

Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Fund. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, uncertainties in PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Stock Connect program is a pilot program in its initial stages. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

The section captioned “Principal Risks of Investing in the Fund—Index Tracking Risk” is revised by replacing the section with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund may not be able to invest in certain securities included in the Index or invest in them in the exact proportions they represent of the Index, due to legal restrictions or limitations imposed by the Chinese Government, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. As discussed above, one or more securities included the Index may be suspended from trading and such securities would be valued by the Index at the last closing price. The Fund is expected to value these securities and its other investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. In light of the above factors, the Fund’s return may deviate significantly from the return of the Index.

Risk/Return [Heading]	rr_RiskReturnHeading	Market Vectors ChinaAMC SME-ChiNext ETF